SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detailss 2)	3 Months Ended
Mar. 31, 2022
Office Equipment [Member]
Estimated useful lives	3 years
Leasehold Improvements [Member]
Estimated useful lives	5 years